Net Capital Requirements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Capital Requirements [Abstract]
NET CAPITAL REQUIREMENTS

NOTE 20 — NET CAPITAL REQUIREMENTS

BRS and B. Riley Wealth Management (“BRWM”), the Company’s broker-dealer subsidiaries, are registered with the SEC as broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Company’s broker-dealer subsidiaries are subject to SEC Uniform Net Capital Rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. As such, they are subject to the minimum net capital requirements promulgated by the SEC. As of September 30, 2025, BRS had net capital of $69,463, which was $64,043 in excess of required minimum net capital of $5,420; and BRWM had net capital of $8,997, which was $7,723 in excess of required minimum net capital of $1,274.

As of December 31, 2024, BRS had net capital of $69,197, which was $65,420 in excess of its required minimum net capital of $3,777; and BRWM had net capital of $16,384, which was $14,832 in excess of its required minimum net capital of $1,552.

NOTE 22 — NET CAPITAL REQUIREMENTS

BRS and B. Riley Wealth Management (“BRWM”), the Company’s broker-dealer subsidiaries, are registered with the SEC as broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Company’s broker-dealer subsidiaries are subject to SEC Uniform Net Capital Rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, to not exceed 15 to 1. As such, they are subject to the minimum net capital requirements promulgated by the SEC. As of December 31, 2024, BRS had net capital of $69,197, which was $65,420 in excess of its required minimum net capital of $3,777 and BRWM had net capital of $16,384, which was $14,832 in excess of its required minimum net capital of $1,552.

As of December 31, 2023, BRS had net capital of $134,561, which was $130,163 in excess of its required minimum net capital of $4,398 and BRWM had net capital of $12,328, which was $10,431 in excess of its required minimum net capital of $1,897.